Mortgage Loans Receivable and Bond Portfolio (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Mortgage Loans Receivable Gross	$ 25,130,979	$ 24,732,280	$ 25,354,876
Church Bonds Owned Gross	13,505,000	11,941,000	10,713,428
Bond Reserve Fund	458,000	458,000	200,000
Maturities and Redemptions of Bonds		395,000	145,000
Agape First Mortgage Bonds	529,000	529,000
Agape Second Mortgage Bonds	497,000	497,000
Agape First Mortgage Bonds Gross	7,200,000	7,200,000
Agape Second Mortgage Bonds Gross	715,000	715,000
Agape Distribution to Bondholders	19
Principal Balance Agape Bonds	$ 826